Commitments and Contigencies	12 Months Ended
Dec. 31, 2019
Commitments and Contigencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18: COMMITMENTS AND CONTINGENCIES

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for  two newbuild Japanese VLCCs delivering in the third and fourth quarter of 2020, respectively. In the first quarter of 2019, Navios Acquisition exercised its option for a third Japanese VLCC newbuilding under a 12 year bareboat chartered-in agreement with de-escalating purchase options. The vessel is expected to be delivered in the third quarter of 2021.

The future minimum commitments as of December 31, 2019 of Navios Acquisition under its charter-in agreement for vessels delivery are as follows:

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
Year
December 31, 2020	2,107
December 31, 2021	19,511
December 31, 2022	25,076
December 31, 2023	25,076
December 31, 2024	25,144
December 31, 2025 and thereafter	204,198
Total	$301,112

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company’s financial position, results of operations or liquidity.